U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 28, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:          MAINGATE TRUST (the “Trust”)
Securities Act Registration No: 333-170422
MainGate MLP Fund (S000031058)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, MainGate MLP Fund, is Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (“PEA No. 6”) (Amendment No. 7 to the Registration Statement pursuant to the 1940 Act) to become effective on March 30, 2014.

This PEA No. 6 is being filed in order to add Class C shares to the Fund’s share classes.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6620.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures